DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 28, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Net sales by major product group were as follows:

	2025	2024

Activewear	$3,088,004	$2,831,078
Innerwear(1)	531,232	439,512
	$3,619,236	$3,270,590
(1) Includes hosiery, underwear, intimates and other fringe products.

Net sales were derived from customers located in the following geographic areas:

	2025	2024

United States	$3,254,214	$2,911,014
Canada	124,997	107,580
International	240,025	251,996
	$3,619,236	$3,270,590